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                                                            Supplement dated
                                                            October 14, 1997



                                MONYCorporate
                  Supplement to Prospectus Dated May 1, 1997



The Guaranteed Dealth Benefit Rider described in this Prospectus is not available on Policies offered or issued for delivery to residents of the Commonwealth of Massachusetts.






Form No. 14352SL (10/97)                                           333-06071